Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40614
Entity Registrant Name	INTERCURE LTD.
Entity Central Index Key	0001857030
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	85 Medinat ha-Yehudim Street
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4676670
Title of 12(b) Security	Ordinary Shares
Trading Symbol	INCR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	54,681,335
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1057
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Intercure Ltd. and its subsidiaries (hereinafter –“the Company”) as of December 31, 2025 and 2024, the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for each of the years in the three year period ended December 31, 2025, and the related notes (collectively, “the consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).
Auditor Name	Somekh Chaikin
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	85 Medinat ha-Yehudim Street
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4676670
City Area Code	+972
Local Phone Number	77 460 5012
Contact Personnel Name	Amos Cohen
Contact Personnel Email Address	Amos@intercure.co